Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002047692
Registrant Name	Hamilton Lane Venture Capital & Growth Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES